Average Annual Total Returns - Retail - Vanguard Pennsylvania Long-Term Tax-Exempt Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Bloomberg Barclays PA Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays PA Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays PA Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	5.86%	4.54%	5.12%	5.78%	4.44%	5.05%	4.73%	4.25%	4.81%	5.94%	4.64%	5.20%	5.43%	4.24%	4.88%	5.21%	3.91%	4.63%